Shareholder Report, Holdings (Details) - C000253926	Sep. 30, 2025
6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
B17N9P6 | Greentown China Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BP3R273 | China Merchants Bank Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BSZ2BY7 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
6442327 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
BRJ9ZR8 | Beijing Fourth Paradigm Technology Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
6267359 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Mixed AllocationBD9X204
Holdings [Line Items]
Percent of Total Investments	0.20%
Consumer DiscretionaryBMBQDF6
Holdings [Line Items]
Percent of Total Investments	98.10%
Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	0.40%
Consumer Discretionary6148272
Holdings [Line Items]
Percent of Total Investments	1.60%
Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%